FOREIGN EXCHANGE (GAINS) LOSSES, NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of OCI related to derivatives
Foreign exchange (gains) losses	$ (157)	$ 147	$ (320)
Derivative instruments held for trading (Note 27)
Components of OCI related to derivatives
Foreign exchange (gains) losses	(352)	418	(401)
Other
Components of OCI related to derivatives
Foreign exchange (gains) losses	$ 195	$ (271)	$ 81